THE MAINSTAY FUNDS
51 Madison Avenue
New York, NY 10010

January 26, 2010

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn: Ms. Patsy Mengiste

Re:	Filing of and Request for Acceleration of the Registration Statement of The MainStay Funds (“Registrant”)
File Nos. 033-02610 and 811-04550

Dear Ms. Mengiste:

Electronically transmitted via EDGAR pursuant to Rule 485(a) under the Securities Act of 1933 Act, as amended (the “1933 Act”), is Post-Effective Amendment No. 102 to the registration statement on Form N-1A of the Registrant under the 1933 Act and Amendment No. 105 to the Registrant’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) (“PEA No. 102”).  PEA No. 102 is being made solely for the purpose of obtaining an EDGAR class identifier for Class I shares of the MainStay Convertible Fund, a series of the Registrant, which was included in Post-Effective Amendment No. 101 to the registration statement on Form N-1A of the Registrant under the 1933 Act and Amendment No. 104 to the Registrant’s registration statement on Form N-1A under the 1940 Act (Accession Number 0001144204-09-065735, filed as of December 22, 2009) (“PEA No. 101”).  PEA No. 102 incorporates by reference Parts A and B of PEA No. 101 and contains a Part C.

Because PEA No. 102 is being made solely to obtain a class identifier and contains no disclosure that was not previously included in PEA No. 101, we hereby request limited or no SEC staff review of PEA No. 102 in reliance upon the selective review procedures set forth in Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (Feb. 15, 1984).

In addition, pursuant to Rule 461 under the 1933 Act, the Registrant and NYLIFE Distributors LLC (the “Distributor”), as general distributor of the Registrant’s shares, hereby respectfully request that the effective date of the Registrant’s above-referenced registration statement be accelerated so that it will become effective on or before February 26, 2010.  The Registrant and Distributor are aware of their obligations under the Act.

No fee is required in connection with this filing.  Should you have any questions, please feel free to contact the undersigned (at 973.394.4437), Thomas C. Humbert (at 973.394.4505), Patrick W.D. Turley of Dechert LLP (at 202.261.3364), or Corey F. Rose of Dechert LLP (at 704.339.3164).

Sincerely,

/s/ Marguerite E. H. Morrison

Marguerite E. H. Morrison

Secretary and Chief Legal Officer of the Registrant and
Managing Director and Secretary of the Distributor

cc:           Thomas C. Humbert, Esq.
Sander M. Bieber, Esq.
Patrick W.D. Turley, Esq.
Corey F. Rose, Esq.